Revenues - Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Option order flow rebates [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	$ 49,065,412	$ 30,257,156	$ 94,339,846	$ 60,145,364	$ 135,634,071	$ 141,010,186	$ 191,783,801
Equity order flow rebates [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	19,623,426	13,059,779	38,460,174	27,083,688	61,435,491	51,222,529	87,197,333
Equity and Option Order Flow Income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	68,688,838	43,316,935	132,800,020	87,229,052	197,069,562	192,232,715	278,981,134
Stock lending [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	7,637,688	7,792,949	13,042,625	13,476,129	26,089,934	56,052,479	46,311,899
Margin financing [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	8,617,766	7,022,208	17,519,653	14,409,646	29,962,306	23,226,972	22,162,271
Client bank deposits [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	17,936,187	13,558,841	32,553,378	29,462,459
Corporate bank deposits [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	2,094,892	3,524,793	4,310,941	7,048,186	12,923,495	14,833,038	4,325,689
Interest and Other Related Income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	36,286,533	31,898,791	67,426,597	64,396,420	130,451,877	155,792,329	91,882,243
Options [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	7,104,325	6,456,829	15,479,547	13,824,124	28,382,630	28,230,750	7,847,738
Platform and trading fees [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	13,001,178	3,908,597	22,172,966	6,245,811	20,662,070	2,446,427	652,583
Handling Charge Income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	20,105,503	10,365,426	37,652,513	20,069,935	49,044,700	30,677,177	8,500,321
Data subscription income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	2,037,609	1,772,544	4,021,956	3,387,901	7,236,303	6,756,403	6,015,237
Co-marketing income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total		56,243		187,530	225,048	487,006	1,371,198
Syndicate fees [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	112,454	238,746	403,475	386,268	968,397	954,798	1,051,444
Lease income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	301,669	283,895	604,397	567,831	1,135,608	1,102,459	127,768
Foreign exchange fee [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	737,002	256,381	1,314,638	417,236
Non-trading rebates [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	1,151,208		1,869,991
Proxy income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	2,048,315	1,692,805	2,694,888	2,121,748
Other [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	24,219	14,122	73,710	67,687	$ 4,098,177	$ 1,599,683	$ 403,575
Other Revenue [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	$ 6,412,476	$ 4,314,736	$ 10,983,055	$ 7,136,201